Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows
Cash and Cash Equivalents at Beginning of Period	$ 328,930	$ 252,698	$ 255,356
Cash Flows from Operating Activities from Continuing Operations:
Net (Loss) Income	(713,543)	40,821	(14,559)
Adjustments to reconcile net (loss) income to net cash provided from operating activities:
Loss from discontinued operations, net of income taxes	200	27,016	31,998
Equity in losses of joint venture	226
Depreciation expense	80,944	72,084	60,625
Amortization expense	65,298	91,352	136,000
Amortization of debt issuance costs	13,275	14,061	14,503
Loss on extinguishment of debt	55,554	774
Call premium paid on retirement of debt	(42,893)
Premium received on issuance of debt	3,000
Deferred income tax (benefit) provision	(123,759)	35,048	4,455
Stock-based compensation expense	7,119	8,412	9,352
Goodwill and trade name impairment	908,873	36,700
Restructuring charges	18,177	8,162	11,448
Cash payments related to restructuring charges	(17,342)	(7,530)	(10,789)
Change in working capital, net of acquisitions:
Current income taxes	657	(2,856)	(6,757)
Receivables	(25,734)	(22,992)	(32,914)
Inventories and other current assets	7,898	1,538	(238)
Accounts payable	6,495	2,581	11,899
Deferred revenue	9,173	22,134	(1,928)
Accrued liabilities	(41,218)	(33,642)	2,427
Other, net	22,209	1,338	7,022
Net Cash Provided from Operating Activities from Continuing Operations	234,609	295,001	222,544
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(73,228)	(96,540)	(134,234)
Sale of equipment and other assets	2,197	4,605	1,355
Acquisition of The ServiceMaster Company		(35)	(2,245)
Other business acquisitions, net of cash acquired	(46,138)	(44,365)	(57,941)
Purchase of other intangibles		(1,900)	(2,500)
Notes receivable, financial investments and securities, net	(1,176)	3,009	20,427
Net Cash Used for Investing Activities from Continuing Operations	(118,345)	(135,226)	(175,138)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	4,000	15,000
Payments of debt	(1,334,947)	(105,905)	(61,333)
Debt issuance costs paid	(33,089)	(267)	(30)
Net Cash Used for Financing Activities from Continuing Operations	(18,036)	(102,172)	(46,363)
Cash Flows from Discontinued Operations:
Cash (used for) provided from operating activities	(802)	(5,888)	6,776
Cash (used for) provided from investing activities:
Proceeds from sale of businesses	(3,611)	26,134
Other investing activities		(1,617)	(10,477)
Net Cash (Used for) Provided from Discontinued Operations	(4,413)	18,629	(3,701)
Cash Increase (Decrease) During the Period	93,815	76,232	(2,658)
Cash and Cash Equivalents at End of Period	$ 422,745	$ 328,930	$ 252,698